Leases (Schedule of Supplemental Cash Flow Information Operating Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ 1,760	$ 1,566	$ 1,662
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	639	2,148	388
Termination of operating leases	$ (44)	$ 0	$ (620)